Parent Company Activity - Summary of Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 2,889,351	$ 2,782,880
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on the sale of investment securities	(9,206)	(700)
Net (increase) decrease in other assets	(82,189)	741,640
Net (decrease) increase in other liabilities	545,516	219,464
Net cash provided by operating activities	3,437,159	4,455,315
Cash flows from investing activities
Net decrease in interest-bearing deposits with banks	(1,985,187)	(1,608,682)
Purchase of investment securities	(2,081,221)	(3,053,658)
Net cash used in investing activities	(9,780,236)	(2,964,366)
Cash flows from financing activities
Common stock options exercised		30,111
Net cash provided by financing activities	7,794,628	2,212,977
Net increase (decrease) in cash and due from banks	1,451,551	3,703,926
Parent Company [Member]
Cash flows from operating activities
Net income	2,889,351	2,782,880
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(1,790,589)	(1,468,334)
Gain on the sale of investment securities	(9,206)	(700)
Increase in dividends receivable from subsidiary	(867,000)
Net (increase) decrease in other assets	8,868	(20,840)
Net (decrease) increase in other liabilities	(942)	942
Net cash provided by operating activities	230,482	1,293,948
Cash flows from investing activities
Net decrease in interest-bearing deposits with banks		130,000
Purchase of investment securities	(81,221)	(553,659)
Proceeds from the sale of investment securities	63,938	45,522
Net cash used in investing activities	(17,283)	(378,137)
Cash flows from financing activities
Common stock options exercised		30,111
Dividends paid	(183,296)	(1,351,795)
Net cash provided by financing activities	(183,296)	(1,321,684)
Net increase (decrease) in cash and due from banks	29,903	(405,873)
Cash and due from banks, beginning	59,625	465,498
Cash and due from banks, ending	$ 89,528	$ 59,625